Income Taxes	3 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011
Income Tax Disclosure [Text Block]
(12)  INCOME TAXES

We account for income taxes in accordance with FASB guidance on accounting for income taxes. As part of the process of preparing our consolidated financial statements, we are required to estimate our income taxes in each of the jurisdictions in which we operate. This process involves estimating our current tax exposure together with assessing temporary differences resulting from differing treatment of items for tax and accounting purposes. These temporary differences result in deferred tax assets and liabilities, which are included within our consolidated balance sheets. We must then assess the likelihood that our deferred tax assets will be realized based on future taxable income, and to the extent we believe that recovery is not likely, we must establish a valuation allowance. To the extent we establish a valuation allowance or change this allowance in a period, we must include an expense or a benefit within the tax provision in our consolidated statements of operations.

Significant judgment is required in determining our provision for income taxes, our deferred tax assets and liabilities and any valuation allowance recorded against our deferred tax assets. Valuation allowances arise due to the uncertainty of realizing deferred tax assets. At September 25, 2011, we had a valuation allowance of $186,447,000. The FASB guidance requires that companies assess whether valuation allowances should be established against their deferred tax assets based on the consideration of all available evidence, using a “more likely than not” standard. In making such assessments, significant weight is to be given to evidence that can be objectively verified. A company’s current or previous losses are given more weight than its future outlook. Under the guidance, our three-year historical cumulative loss was a significant negative factor. This loss, combined with uncertain near-term market and economic conditions, reduced our ability to rely on our projections of future taxable income in determining whether a valuation allowance is appropriate. Accordingly, we concluded that a full valuation allowance was appropriate. We will continue to assess the likelihood that our deferred tax assets will be realizable, and our valuation allowance will be adjusted accordingly, which could materially impact our financial position and results of operations.

The income tax provision for the thirteen weeks ended December 25, 2011 was $44,000 compared to a benefit of $3,000 for the thirteen weeks ended December 26, 2010.  The income tax provision for the thirteen weeks ended December 25, 2011, consists primarily of foreign income tax expense.  The income tax benefit for the thirteen weeks ended December 26, 2010, was primarily due to a change in U.S. tax law that enabled us to carry back some of our operating losses to prior years and apply for a refund of taxes paid in those years. This benefit was partially offset by foreign income tax expense.

3.     Income Taxes

The (benefit) provision for income taxes consists of the following:

	2011	2010	2009
Current:
Federal	$(216)	$(2,046)	$(530)
Foreign	292	447	307
State	10	14	14
Deferred	–	–	–
	$86	$(1,585)	$(209)

In the fourth quarter of 2008, we recorded a charge of $76,610,000 related to establishing a full valuation allowance against our deferred tax assets. The guidance requires that companies assess whether valuation allowances should be established against their deferred tax assets based on the consideration of all available evidence, using a “more likely than not” standard. In making such assessments, significant weight is given to evidence that can be objectively verified. A company’s current or previous losses are given more weight than its future outlook. Under that standard, our three-year historical cumulative loss was a significant negative factor. This loss, combined with uncertain near-term market and economic conditions, reduced our ability to rely on our projections of future taxable income in determining whether a valuation allowance is appropriate. Accordingly, we concluded that a full valuation allowance is appropriate. We will continue to assess the likelihood that our deferred tax assets will be realizable, and our valuation allowance will be adjusted accordingly, which could materially impact our financial position and results of operations.

The deferred provision (benefit) is composed of the following:

	2011	2010	2009
Asset bases, lives and depreciation methods	$12,162	$19,637	$(4,217)
Reserves and accruals not currently deductible	(296)	(3,489)	5,166
Tax credits and net operating loss (“NOL”) carryforwards	(23,117)	(34,189)	(58,591)
Deferred tax liability on 3.25% Notes	(6,194)	(3,059)	(4,831)
Valuation allowance	17,445	21,100	62,473
	$–	$–	$–

A reconciliation of the statutory federal income tax rate to the effective tax rate is as follows:

	2011	2010	2009
Statutory federal income tax rate	(35.0)%	(35.0)%	(35.0)%
Effect of:
State income taxes, net of federal income tax benefits	–	–	–
Foreign income taxes, net of federal income tax benefits	0.5	0.8	0.4
Valuation allowance on deferred tax assets and/or use of tax credits	36.7	30.9	35.1
Other permanent differences	(2.1)	0.7	(0.4)
	0.1%	(2.6)%	0.1%

The following table shows the significant components of our deferred tax assets:

	2011	2010
Current deferred tax assets:
Receivable allowance	$58	$132
Inventories	6,798	7,089
Accruals and other reserves	2,234	2,652
Valuation allowance	(9,090)	(9,873)
Total current deferred tax assets	–	–
Long-term deferred tax assets:
Property, plant and equipment	(2,620)	9,543
Deferred income	6,750	5,659
Tax credits	31,467	30,674
NOL carryforwards	143,593	121,269
3.25% Notes	(1,833)	(8,027)
Valuation allowance	(177,357)	(159,118)
Total long-term deferred tax assets	–	–
Total deferred tax assets	$–	$–

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. At September 25, 2011, our deferred tax assets included $31,467,000 of unused tax credits, of which $3,252,000 can be carried forward indefinitely and $28,215,000 expire at various dates beginning in 2018. In addition, at September 25, 2011, our deferred tax assets included $143,593,000 of NOL carryforwards that will begin to expire in 2021 if not otherwise used by us. As of September 25, 2011, we had an estimated NOL carryforward of approximately $396,926,000 for United States federal tax return purposes. A valuation allowance of $186,447,000 has been recognized to offset the related deferred tax assets due to the uncertainty of realizing the deferred tax assets before they expire. Gross unrecognized tax benefits as of September 25, 2011 and September 26, 2010 were $7,653,000 and $7,516,000, respectively. For 2011, $7,131,000 of our gross unrecognized tax benefits would decrease our effective tax rate if realized.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

2011
Gross unrecognized tax benefits at September 26, 2010	$7,516
Gross increases in tax positions for prior year	78
Gross decreases in tax positions for prior year	(30)
Gross increases in tax positions for current year	89
Fiscal 2011 settlements	–
Lapse in statute of limitations	–
Gross unrecognized tax benefits at September 25, 2011	$7,653

Our policy is to record interest expense and penalties within the provision for income taxes on the consolidated statements of operations. No interest expense or penalties have been included in the gross amount of unrecognized tax benefits due to existing tax credits and NOL carryforwards.

The major jurisdictions in which we file income tax returns are United States federal, various U.S. states and Thailand. In the United States federal jurisdiction we are no longer subject to examination for fiscal years prior to 2008. For state jurisdictions we are no longer subject to examination for fiscal years prior to 2007. Although certain years are no longer subject to examinations by the IRS and various state taxing authorities, NOL carryforwards generated in those years may still be adjusted upon examination by the IRS or state taxing authorities if they either have been or will be used in a future period. In Thailand we operate under various tax holidays that currently are scheduled to fully expire as early as 2024. For 2011 and prior fiscal years, these holidays had no impact on our tax provision or our net loss.

The timing of the resolution of uncertain tax positions is dependent on numerous factors and therefore is highly uncertain; however, we believe it is unlikely that the gross unrecognized tax benefits would materially change in the next 12 months.